Note 14 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of detailed information about income tax provision [text block]
	Year ended March 31, 2026	Year ended March 31, 2025	Year ended March 31, 2024
Income (loss) before taxes for the year	$(6,898,108)	$(3,615,375)	$(4,472,170)
Canadian federal and provincial income tax rates	27%	27%	27%
Expected income tax recovery based on above rates	(1,862,000)	(976,000)	(1,207,000)
Change in statutory, foreign tax, foreign exchange rates and other	-	35,000	(3,000)
Permanent difference	459,000	214,000	204,000)
Impact of spin-out transaction	(129,000)	(527,000)	-
Impact of flow-through shares	1,462,000	130,000	124,000
Share issue costs	(319,000)	(182,000)	(129,000)
Adjustment to prior year’s provision versus statutory tax returns and expiry of non-capital losses	1,234,000	330,000	(94,000)
Change in unrecognized deductible temporary differences	(845,000)	976,000	1,105,000
Deferred income tax recovery	$-	$-	$-

Disclosure of deferred taxes [text block]
	Year ended March 31, 2026	Year ended March 31, 2025
Deferred tax assets (liabilities)
Exploration and evaluation assets	$(4,448,000)	$(1,257,000)
Marketable securities	(104,000)	-
Non-capital losses	4,552,000	1,257,000
	$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	Year ended March 31, 2026	Expiry date range year ended March 31, 2026	Year ended March 31, 2025	Expiry date range year ended March 31, 2025
Temporary differences
Share issue costs	$1,562,000	2046 to 2049	869,000	$2046 to 2049
Other	97,000	No expiry date	-	No expiry date
Investment in associate	-	No expiry date	106,000	No expiry date
Allowable capital losses	-	No expiry date	-	No expiry date
Net operating losses available for future period	-	No expiry date	-	No expiry date
Non-capital losses available for future period	10,928,000	2031 to 2046	15,182,000	2031 to 2045
Canada	12,459,000	2031 to 2046	19,837,000	2031 to 2045
USA	-	No expiry date	-	No expiry date